other long-term liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
other long-term liabilities
Contract liabilities	$ 89	$ 82
Other	2	2
Deferred revenues	91	84
Pension benefit liabilities	412	392
Other post-employment benefit liabilities	73	68
Derivative liabilities	76	24
Investment in real estate joint ventures	8	9
Other	56	53
Subtotal	716	630
Deferred customer activation and connection fees	6	6
Other long-term liabilities	$ 722	$ 636